Pay vs Performance Disclosure - USD ($)	12 Months Ended			16 Months Ended	20 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 26, 2022	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO ($)(1)	Summary Compensation Table Total for Second PEO ($)(1)	Compensation Actually Paid to First PEO ($)(2)	Compensation Actually Paid to Second PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($)
2023	—	8,265,534		24,854,604	2,726,298	8,602,154	27.37	(235,512,810)
2022	4,256,105	16,411,508	2,364,455	8,432,308	6,636,443	3,460,105	12.83	(610,385,250)
2021	30,977,314	—	30,977,314	—	6,492,451	(1,337,269)	36.57	623,146,480

Named Executive Officers, Footnote	Represents the amounts reported for Mr. Hsieh (the “First PEO”) and Mr. Martell (the “Second PEO”) in the “Total” column of the “Summary Compensation Table” in each applicable year. Mr. Hsieh served as Chairman and Chief Executive Officer in 2021 and until April 27, 2022, at which point he became the Executive Chairman through February 6, 2023. Mr. Martell joined the company as President and Chief Executive Officer on April 27, 2022.Represents the average of the amounts reported for the named executive officers (NEOs) as a group (excluding the First PEO and Second PEO) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of each of the NEOs included for these purposes for 2023, 2022, and 2021 are Messrs. Walsh and DerGurahian.
Adjustment To PEO Compensation, Footnote

Year	Name	Summary Compensation Table Total ($)	Deduct “Stock Awards” and “Option Awards” reported in Summary Compensation Table ($)	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year ($)	Add Value of any Dividends or Other Earnings Paid in the Year ($)	Compensation Actually Paid ($)
2023	Frank Martell (PEO)	8,265,534	(6,355,633)	11,607,824	10,521,879	—	815,000	—	24,854,604
	Other NEOs	2,726,298	—	—	1,872,197	—	3,729,989	273,670	8,602,154
	The compensation actually paid related to 2021 was determined based on the change in fair value from the Company’s share price on February 11, 2021, the date of the company’s initial public offering
Non-PEO NEO Average Total Compensation Amount	$ 2,726,298	$ 6,636,443	$ 6,492,451
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,602,154	3,460,105	(1,337,269)
Adjustment to Non-PEO NEO Compensation Footnote

Year	Name	Summary Compensation Table Total ($)	Deduct “Stock Awards” and “Option Awards” reported in Summary Compensation Table ($)	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year ($)	Add Value of any Dividends or Other Earnings Paid in the Year ($)	Compensation Actually Paid ($)
2023	Frank Martell (PEO)	8,265,534	(6,355,633)	11,607,824	10,521,879	—	815,000	—	24,854,604
	Other NEOs	2,726,298	—	—	1,872,197	—	3,729,989	273,670	8,602,154
	The compensation actually paid related to 2021 was determined based on the change in fair value from the Company’s share price on February 11, 2021, the date of the company’s initial public offering
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 27.37	12.83	36.57
Net Income (Loss)	$ (235,512,810)	(610,385,250)	623,146,480
PEO Name				Mr. Hsieh	Mr. Martell
Additional 402(v) Disclosure	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled as result of a failure to meet vesting conditions. The valuation assumptions used to calculate fair values for purposes of the compensation actually paid calculation did not materially differ from those disclosed at the time of grant (as applicable). For purposes of the dividends paid on equity awards, the compensation actually paid amount includes dividends paid upon the vesting of RSUs during the period, that were previously declared on unvested awards, and RSUs that are paid upon meeting the service period requirement and vesting. The following table details the applicable adjustments to the amount in the “Total” column of the “Summary Compensation Table” in 2023 that were made to determine “compensation actually paid” (amounts are averages for the Other NEOs):Total shareholder return is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is February 11, 2021, the date of the company’s initial public offering.
Anthony Hsieh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	4,256,105	30,977,314
PEO Actually Paid Compensation Amount		2,364,455	30,977,314
Frank Martell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	8,265,534	16,411,508	0
PEO Actually Paid Compensation Amount	24,854,604	$ 8,432,308	$ 0
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,355,633)
PEO | Frank Martell [Member] | Equity Awards Granted In The Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,607,824
PEO | Frank Martell [Member] | Equity Awards Granted in Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,521,879
PEO | Frank Martell [Member] | Equity Awards Granted In The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Frank Martell [Member] | Equity Awards Granted in Prior Years, Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	815,000
PEO | Frank Martell [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted In The Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,872,197
Non-PEO NEO | Equity Awards Granted In The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,729,989
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 273,670